INVENTORY	12 Months Ended
Dec. 31, 2019
Inventory [Abstract]
INVENTORY [Text Block]

6.  INVENTORY

	December 31, 2019	December 31, 2018

Finished goods	$100,675	$230,315
Raw materials and supplies	3,293,517	3,438,086

	$3,394,192	$3,668,401

Included in cost of goods sold is $9,443,243 (2018 - $5,974,854; 2017 - $3,376,123) of direct material costs recognized as expense.

Inventory write-off during the year was $62,402 (2018 - $26,031; 2017 - $668,383) of which $Nil (2018 - $Nil; 2017 - $470,654) is included in cost of goods sold and $62,402 (2018 - $26,031; 2017 - $197,729) is included in general and administrative expenses.